BUSINESS COMBINATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Schedule of reconciliation of elements of business combination
Recapitalization
Cash – SAMA trust and cash, net of redemptions	$86,644
Cash – SAMA PIPE	6,000
Non-cash PIK	(2,881)
Cash assumed from SAMA	698
Cash consideration to certain Clever Leaves shareholders	(3,057)
Less: transaction costs and advisory fees	(13,895)
Net Business Combination	$73,509
Non-cash PIK	2,881
Deferred issuance costs	1,503
Warranty liability	(29,841)
Net liabilities assumed from SAMA	(258)
Net contributions from Business Combination	$47,794

Recapitalization (Restated)(a)
Cash – SAMA trust and cash, net of redemptions	$86,644
Cash – SAMA PIPE	6,000
Non-cash PIK	(2,881)
Cash assumed from SAMA	698
Cash consideration to certain Clever Leaves shareholders	(3,057)
Less: transaction costs and advisory fees	(13,895)
Net Business Combination	$73,509
Non-cash PIK	2,881
Deferred issuance costs	1,503
Warrant liability	(29,841)
Net liabilities assumed from SAMA	(258)
Net contributions from Business Combination	$47,794

Schedule of recognized identified assets acquired and liabilities assumed
Amounts recognized at April 30, 2019
Current assets	$293
Inventory	4,640
Capital assets	9
Intangible – Customer contract	925
Intangible – Customer relationships	1,000
Intangible – Customer list	650
Intangible – Brand name	4,500
Intangible – Product formulations	16
Goodwill	1,682
Total assets acquired	13,715
Current liabilities	286
Total liabilities acquired	286
Total consideration transferred	$13,429

Schedule of finite-lived intangible assets acquired as part of business combination
	Amounts recognized at April 30, 2019	Weighted-Average Remaining Useful Life at April 30, 2019 (in years)
Finite-lived intangible assets:
Customer contracts	$925	8.7
Customer relationships	1,000	5.6
Customer list	650	5.0
Brand	4,500	10.0
Product formulations	16	5.0
Total finite-lived intangible	$7,091

Schedule of business acquisition, pro forma information
Unaudited Pro Forma Results	Unaudited Pro-Forma Results Year Ended December 31, 2019
Net Sales	$12,774
Loss from operations, before income taxes	$(43,432)